Consolidated Statements of Changes in Equity (Parenthetical) - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Dividend paid per share	€ 3.03	€ 2.96	€ 2.93